UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Albert D. Mason
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Albert Mason    Boston, MA     October 24, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 149
Form 13F Information Table Value Total: $386,989 (thousand)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

										VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER					TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
BCD Semiconductor Manufacturing Ltd. ADS	ADR		055347207	154	30725	SH	Sole
Bank of Ireland ADR				ADR		46267Q103	0	270	SH	Sole
ChinaEdu Corp. ADR				ADR		16945L107	495	84100	SH	Sole
France Telecom SA ADR				ADR		35177Q105	2911	177840	SH	Sole
GlaxoSmithKline PLC ADR				ADR		37733W105	2627	63620	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR		ADR		400506101	1618	48725	SH	Sole
Heineken NV ADR					ADR		423012202	4506	203595	SH	Sole
Huaneng Power ADR				ADR		443304100	591	35110	SH	Sole
Infosys Ltd. ADR				ADR		456788108	3945	77240	SH	Sole
Logitech International SA ADR			ADR		H50430232	1181	151235	SH	Sole
Mechel Open Joint Stock Co. ADR			ADR		583840103	1156	113425	SH	Sole
National Grid PLC ADS				ADR		636274300	3231	65135	SH	Sole
Novartis AG ADR					ADR		66987V109	4774	85600	SH	Sole
PetroChina Ltd. ADS				ADR		71646E100	2447	20305	SH	Sole
Rostelecom Long Distance ADR			ADR		778529107	622	22705	SH	Sole
Sanofi ADR					ADR		80105N105	1879	57275	SH	Sole
Sasol Ltd. ADR					ADR		803866300	1662	40925	SH	Sole
Total SA ADR					ADR		89151E109	4750	108265	SH	Sole
AMP NZ Office Trust				COM		609327903	1039	1580600	SH	Sole
Air Products & Chemicals Inc.			COM		009158106	4010	52510	SH	Sole
Anadarko Petroleum Corp.			COM		032511107	4489	71205	SH	Sole
Aptargroup, Inc					COM		038336103	4997	111860	SH	Sole
Automatic Data Processing Inc.			COM		053015103	5311	112630	SH	Sole
B & G Foods Inc.				COM		05508R106	3218	192955	SH	Sole
Bank of Montreal				COM		063671101	2	37	SH	Sole
Bemis Co. Inc.					COM		081437105	3798	129585	SH	Sole
Betfair Group					COM		B44JTH908	9	750	SH	Sole
Brady Corp.					COM		104674106	4140	156625	SH	Sole
C.R. Bard Inc.					COM		067383109	2214	25290	SH	Sole
CPL Resources PLC				COM		G4817M109	286	76010	SH	Sole
Church & Dwight Co., Inc.			COM		171340102	2577	58300	SH	Sole
Clorox Co.					COM		189054109	3606	54365	SH	Sole
Colgate-Palmolive Co.				COM		194162103	6060	68335	SH	Sole
Cominar REIT					COM		199910100	5274	255720	SH	Sole
Commercial Vehicle Group Inc.			COM		202608105	1	200	SH	Sole
Compton Petroluem Corp.				COM		204940308	1	143	SH	Sole
Corn Products International Inc.		COM		219023108	4142	105545	SH	Sole
Crombie REIT					COM		227107109	918	74775	SH	Sole
DPL, Inc.					COM		233293109	2433	80720	SH	Sole
Deswell Industries Inc.				COM		250639101	17	6525	SH	Sole
Ecolab, Inc.					COM		278865100	2565	52465	SH	Sole
Emerson Electric Co.				COM		291011104	3839	92935	SH	Sole
Enerplus Resources Fund Trust			COM		292766102	1819	74105	SH	Sole
Exxon Mobil Corp.				COM		30231G102	3143	43280	SH	Sole
Fabrinet 					COM		G3323L100	1661	88800	SH	Sole
Fiserv Inc.					COM		337738108	4523	89080	SH	Sole
General Electric Co.				COM		369604103	3	175	SH	Sole
General Mills Inc.				COM		370334104	6590	171220	SH	Sole
Genworth MI Canada Inc.				COM		37252B953	486	25045	SH	Sole
Getty Realty Corp.				COM		374297109	1528	105965	SH	Sole
Gladstone Commercial Corp.			COM		376536108	2271	144855	SH	Sole
Graco, Inc.					COM		384109104	4337	127035	SH	Sole
Grainger, WW Inc.				COM		384802104	5348	35765	SH	Sole
Grontmij NV-CVA					COM		N37558199	925	65068	SH	Sole
H.J. Heinz Co.					COM		423074103	3312	65610	SH	Sole
Heineken NV					COM		N39427211	479	10640	SH	Sole
Hormel Foods Corp.				COM		440452100	5979	221270	SH	Sole
Irish Life & Permanent Group (IRE)		COM		B59NF0903	0	3675	SH	Sole
Irish Life & Permanent Group (UK)		COM		B59NXW903	0	700	SH	Sole
Jacob Engineering Group				COM		469814107	3410	105615	SH	Sole
Johnson & Johnson				COM		478160104	2948	46285	SH	Sole
Johnson Controls Inc.				COM		478366107	1425	54025	SH	Sole
Kimberly-Clark Corp.				COM		494368103	2320	32675	SH	Sole
Lakeview Hotel REIT A				COM		512223306	26	85300	SH	Sole
Lakeview Hotel REIT B				COM		512223108	36	118000	SH	Sole
Lanesborough REIT				COM		515555100	32	126725	SH	Sole
Liberty Property Trust				COM		531172104	1060	36405	SH	Sole
Mack-Cali Realty Corp.				COM		554489104	828	30945	SH	Sole
Marathon Oil Corp.				COM		565849106	2630	121871	SH	Sole
Marathon Petroleum Corp.			COM		56585A102	1977	73064	SH	Sole
McCormick & Co. Inc.				COM		579780206	4574	99080	SH	Sole
McDonald's Corp.				COM		580135101	6347	72270	SH	Sole
Mettler-Toledo International, Inc.		COM		592688105	5521	39445	SH	Sole
Monmouth Real Estate Investment Corp.		COM		609720107	2716	342439	SH	Sole
Narrowstep Inc.					COM		631082203	0	1000	SH	Sole
Norfolk & Southern Corp.			COM		655844108	5961	97690	SH	Sole
Omnicom Group					COM		681919106	3907	106045	SH	Sole
Parker Hannifin					COM		701094104	3288	52076	SH	Sole
Paychex, Inc.					COM		704326107	3740	141815	SH	Sole
Peabody Energy Corp.				COM		704549104	3443	101620	SH	Sole
Pembina Pipeline Corp.				COM		706327954	34	1375	SH	Sole
Pengrowth Energy Trust				COM		70706P104	980	109065	SH	Sole
Penn West Energy Trust				COM		707887105	1771	119913	SH	Sole
Praxair, Inc.					COM		74005P104	5198	55610	SH	Sole
Primaris Retail REIT				COM		74157U950	5251	266910	SH	Sole
Prosperity Bancshares Inc.			COM		743606105	4236	129610	SH	Sole
Ramco Gershenson Properties Trust		COM		756109104	2748	85225	SH	Sole
Realty Income Corp.				COM		756109104	2748	85225	SH	Sole
SNC-Lavalin Group Inc.				COM		78460T105	4178	98875	SH	Sole
Schneider Electric SA				COM		483410007	3554	65290	SH	Sole
Sherwin-Williams Co.				COM		824348106	4875	65590	SH	Sole
Sonic Automotive Inc				COM		83545G102	3	280	SH	Sole
St. Gobain					COM		738048909	1499	38700	SH	Sole
State Street Corp.				COM		857477103	3489	108490	SH	Sole
Toronto Dominion Bank				COM		891160509	4540	63991	SH	Sole
Transocean Ltd. Co.				COM		H8817H100	1251	26195	SH	Sole
Tullow Oil PLC					COM		015008907	5899	289295	SH	Sole
UMH Properties Inc.				COM		903002103	8	840	SH	Sole
Urstadt Biddle Properties A			COM		917286205	1919	120155	SH	Sole
Urstadt Biddle Properties B			COM		917286106	7	420	SH	Sole
Vermilion Energy Trust				COM		923725956	2326	55048	SH	Sole
Weight Watchers International, Inc.		COM		948626106	2398	41165	SH	Sole
Alexandria Real Estate 8.375% Pfd C		PFD		015271406	1329	51900	SH	Sole
Brandywine Realty Trust 7.5% Pfd C		PFD		105368401	3306	133590	SH	Sole
CBL & Associates Inc. 7.75% Pfd C		PFD		124830506	2740	113285	SH	Sole
Cedar Shopping Centers 8.875% Pfd A		PFD		150602308	2729	115644	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H		PFD		22002T603	1996	79730	SH	Sole
DuPont Fabros Technology 7.875% Pfd A		PFD		26613Q205	1625	63550	SH	Sole
First Industrial Realty Trust 7.25% Pfd 	PFD		32054K798	2132	96925	SH	Sole
First Potomac Realty Trust 7.75% Pfd A		PFD		33610F307	2043	84438	SH	Sole
GMX Resources Inc. 9.25% Pfd B			PFD		38011M405	1235	76250	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B		PFD		376536306	1558	66307	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A		PFD		376536207	1248	52727	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E			PFD		49427F405	2633	104930	SH	Sole
Kimco Realty Corp. 7.75% Pfd G			PFD		49446R844	1429	55801	SH	Sole
Kite Realty Group Trust 8.25% Pfd A		PFD		49803T201	2640	117325	SH	Sole
LBA Realty Fund II WBP Inc. 7.625% Pfd B	PFD		501777304	9533	442370	SH	Sole
Lexington Realty Trust 8.05% Pfd B		PFD		529043200	1428	57775	SH	Sole
Monmouth REIT 7.625% Pfd A			PFD		609720206	25	1000	SH	Sole
NPB Cap Trust II 7.85% Pfd			PFD		62935R209	400	15685	SH	Sole
Old Second Cap Trust I 7.8% Pfd			PFD		680280104	286	79760	SH	Sole
PS Business Parks Inc. 7.375% Pfd O		PFD		69360J750	2378	95125	SH	Sole
Parkway Properties Inc. 8% Pfd D		PFD		70159Q401	416	16825	SH	Sole
Realty Income Corp. 6.75% Pfd E			PFD		756109708	1697	66820	SH	Sole
Saul Centers 8% Pfd A				PFD		804395200	2314	89689	SH	Sole
Sterling Bank Cap Trust III 8.3% Pfd		PFD		85915Q206	16	650	SH	Sole
UMH Mobile Homes 8.25% Pfd A			PFD		903002202	1451	57825	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd 	PFD		917286502	2239	89080	SH	Sole
Vornado Realty Trust 6.625% Pfd G		PFD		929042802	522	20900	SH	Sole
Vornado Realty Trust 6.625% Pfd I		PFD		929042877	807	32195	SH	Sole
Vornado Realty Trust 6.75% Pfd H		PFD		929042885	201	8110	SH	Sole
Weingarten Realty Investors 6.50% Pfd F		PFD		948741889	1786	74809	SH	Sole
Weingarten Realty Investors 6.95% Pfd E		PFD		948741608	266	10800	SH	Sole
Zion Bancorporation 11% Pfd E			PFD		989701875	857	33000	SH	Sole
Zion Cap Trust 8% Pfd B				PFD		989703202	993	39675	SH	Sole
Amerigas Partners LP				UNIT LTD PARTN	030975106	5031	114375	SH	Sole
BreitBurn Energy Partners LP			UNIT LTD PARTN	106776107	990	56900	SH	Sole
Buckeye Partners LP				UNIT LTD PARTN	118230101	7157	114495	SH	Sole
Enterprise Products Partners LP			UNIT LTD PARTN	293792107	7439	185270	SH	Sole
Ferrellgas Partners LP				UNIT LTD PARTN	315293100	4118	207460	SH	Sole
Global Partners LP				UNIT LTD PARTN	37946R109	1432	81455	SH	Sole
Kinder Morgan Energy Partners LP		UNIT LTD PARTN	494550106	7794	113979	SH	Sole
Oneok Partners LP				UNIT LTD PARTN	68268N103	9077	194700	SH	Sole
Penn Virginia Resources LP			UNIT LTD PARTN	707884102	2409	102995	SH	Sole
Plains All American Pipeline LP			UNIT LTD PARTN	726503105	7038	119455	SH	Sole
Suburban Propane Partners LP			UNIT LTD PARTN	864482104	3845	82840	SH	Sole
Sunoco Logistics Partners LP			UNIT LTD PARTN	86764L108	8049	90960	SH	Sole
TC Pipelines LP					UNIT LTD PARTN	87233Q108	7133	162712	SH	Sole
Teekay LNG Partners LP				UNIT LTD PARTN	Y8564M105	962	30915	SH	Sole